Employee Benefits Plan - Fair Value of Plan Assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of fair value of plan assets [Line Items]
Beginning of period	$ (954)	$ (1,399)
Interest income	(27)	(29)
Contributions by employer		(584)
Administration fees disbursements	(8)	(8)
Settlement		5
Disposals of businesses	167
Exchange differences	14	(30)
Other	(1)	4
End of period	(701)	(954)
Fair Value of Plan Assets [Member]
Disclosure of fair value of plan assets [Line Items]
Beginning of period	7,142	6,164
Interest income	171	205
Return on plan assets excluding amounts included in interest income	(510)	439
Contributions by employer	65	584
Contributions by employees	8	11
Benefits paid	(284)	(346)
Administration fees disbursements	(9)	(11)
Settlement		(307)
Disposals of businesses	(3,537)
Exchange differences	(181)	397
Other	(8)	6
End of period	2,857	7,142
Funded Plans [member]
Disclosure of fair value of plan assets [Line Items]
Interest income	(12)	(13)
Administration fees disbursements	(7)	(7)
Settlement		5
Funded Plans [member] | Fair Value of Plan Assets [Member]
Disclosure of fair value of plan assets [Line Items]
Beginning of period	7,142	6,164
Interest income	171	205
Return on plan assets excluding amounts included in interest income	(510)	439
Contributions by employer	38	557
Contributions by employees	6	9
Benefits paid	(256)	(318)
Administration fees disbursements	(8)	(10)
Settlement		(307)
Disposals of businesses	(3,537)
Exchange differences	(181)	397
Other	(8)	6
End of period	2,857	7,142
UnFunded Plans [member]
Disclosure of fair value of plan assets [Line Items]
Interest income	(11)	(12)
Administration fees disbursements	(1)	(1)
UnFunded Plans [member] | Fair Value of Plan Assets [Member]
Disclosure of fair value of plan assets [Line Items]
Contributions by employer	20	20
Benefits paid	(19)	(19)
Administration fees disbursements	(1)	(1)
Other Post Employment Benefits [Member]
Disclosure of fair value of plan assets [Line Items]
Beginning of period	(142)	(140)
Interest income	(4)	(4)
Disposals of businesses	19
Exchange differences	2	(4)
Other	(3)	1
End of period	(112)	(142)
Other Post Employment Benefits [Member] | Fair Value of Plan Assets [Member]
Disclosure of fair value of plan assets [Line Items]
Contributions by employer	7	7
Contributions by employees	2	2
Benefits paid	$ (9)	$ (9)